Deferred Revenue - Schedule of Non-Refundable Entrance Fees (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Nonrefundable Entrance Fees [Roll Forward]
Opening balance	$ 669,528	$ 615,723	$ 615,723
Additions	34,959		152,717
Amortization	(27,203)	(24,006)	(98,912)	$ (88,995)
Closing balance	$ 677,284		$ 669,528	$ 615,723
Proceeds from nonrefundable entrance fees		$ 29,000